Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Provisions

	As at December 31
	2020	2019
Decommissioning liability	$70.5	$100.1
Office lease provision	33.5	12.7

Total	$104.0	$112.8
Current portion	$16.3	$16.2
Long-term portion	87.7	96.6

Total	$104.0	$112.8

Summary of Changes to Decommissioning Liability
Changes to the decommissioning liability were as follows:

	Year ended December 31
	2020	2019
Balance, beginning of year	$100.1	$129.1
Net liabilities added (disposed) (1)	(0.4)	(6.2)
Increase (decrease) due to changes in estimates	(28.6)	(9.4)
Liabilities settled	(11.1)	(14.4)
Government decommissioning assistance	(2.2)	—
Transfers (to) from liabilities for assets held for sale	7.0	(7.0)
Accretion charges	5.7	8.0

Balance, end of year	$70.5	$100.1

Current portion	$7.3	$13.0
Long-term portion	$63.2	$87.1

(1)	Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.

Summary of Changes to Office Lease Provision
Changes to the office lease provision were as follows:

	Year ended December 31
	2020	2019
Balance, beginning of year	$12.7	$21.3
Net additions (dispositions)	27.0	(5.6)
Increase (decrease) due to changes in estimates	1.0	(1.9)
Settlements	(9.7)	(2.2)
Accretion charges	2.5	1.1

Balance, end of year	$33.5	$12.7

Current portion	$9.0	$3.2
Long-term portion	$24.5	$9.5